Angel Oak Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 32.8%	Par	Value
A&D Mortgage LLC, Series 2024-NQM6, Class B2, 7.30%, 01/25/2070 (a)(b)	$1,250,000	$1,184,805
ATLX Trust
Series 2024-RPL1, Class A2, 4.30%, 04/25/2064 (a)(b)	1,700,000	1,622,245
Series 2024-RPL1, Class M1, 4.30%, 04/25/2064 (a)(b)	5,000,000	4,743,755
Bellemeade Re Ltd.
Series 2023-1, Class B1, 11.05% (30 day avg SOFR US + 6.70%), 10/25/2033 (a)	200,000	215,436
Series 2023-1, Class M1B, 8.60% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	1,000,000	1,033,976
Series 2024-1, Class M2, 8.95% (30 day avg SOFR US + 4.60%), 08/25/2034 (a)	900,000	938,666
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060 (a)(b)	181,419	175,314
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(c)	463,036	454,818
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(c)	926,072	880,974
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029 (a)(c)	944,752	960,881
Series 2024-R1, Class M1, 4.00%, 10/25/2054 (a)(c)	1,000,000	925,634
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.18%, 03/25/2055 (a)(b)	2,027,639	1,881,158
Series 2024-5, Class B4, 6.28%, 04/25/2055 (a)(b)	1,891,778	1,758,865
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052 (a)	300,000	255,563
COLT Funding LLC
Series 2021-5, Class B1, 4.21%, 11/26/2066 (a)(b)	2,000,000	1,712,208
Series 2022-3, Class B1, 4.21%, 02/25/2067 (a)(b)	2,000,000	1,746,078
Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	528,635	514,945
Series 2022-4, Class B1, 4.70%, 03/25/2067 (a)(b)	2,000,000	1,840,126
Series 2022-5, Class B1, 4.68%, 03/25/2067 (a)(b)	1,250,000	1,149,504
Series 2022-7, Class B1, 6.28%, 04/25/2067 (a)(b)	3,916,000	3,936,868
Series 2023-3, Class B1, 7.85%, 09/25/2068 (a)(b)	2,500,000	2,544,267
Series 2024-INV3, Class B2, 7.90%, 09/25/2069 (a)(b)	1,420,000	1,401,304
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066 (a)(b)	152,711	126,829
Series 2022-NQM4, Class A3, 4.82%, 06/25/2067 (a)(c)	202,836	203,113
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066 (a)(b)	400,000	304,735
Series 2022-1, Class B1, 4.27%, 01/25/2067 (a)(b)	500,000	405,743
Series 2022-3, Class A3, 5.30%, 07/25/2067 (a)(b)	256,456	259,168
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066 (a)(b)	1,000,000	745,361
Series 2021-2, Class B1, 3.20%, 06/25/2066 (a)(b)	315,000	221,535
Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	700,000	482,291
Series 2021-3, Class B2, 4.29%, 09/25/2066 (a)(b)	1,500,000	1,122,715
Series 2022-1, Class B1, 3.87%, 01/25/2067 (a)(b)	1,250,000	955,472
Series 2022-4, Class A3, 5.90%, 09/25/2067 (a)(c)	306,374	313,984
Series 2024-CES1, Class B1, 7.04%, 01/26/2060 (a)(b)	1,000,000	1,019,283
Series 2024-CES1, Class B2, 8.03%, 01/26/2060 (a)(b)	1,000,000	1,019,403
Series 2024-NQM1, Class B1A, 7.17%, 11/25/2069 (a)(b)	1,000,000	988,421
Series 2024-NQM1, Class B3, 7.65%, 11/25/2069 (a)(b)	400,000	376,242
Series 2025-INV2, Class B1, 7.48%, 05/26/2070 (a)(b)	1,000,000	996,993
Series 2025-INV2, Class B2, 7.48%, 05/26/2070 (a)(b)	1,000,000	950,224
Series 2025-NQM1, Class B1B, 7.45%, 01/25/2070 (a)(b)	2,000,000	1,984,400
Series 2025-NQM1, Class B2, 7.45%, 01/25/2070 (a)(b)	1,804,000	1,747,795
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054 (a)(b)	778,101	805,744
Series 2024-HE4, Class C, 5.30%, 09/25/2054 (a)(b)	950,602	947,866
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066 (a)(b)	197,466	173,757
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067 (a)(b)	767,906	726,293
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (a)(b)	821,257	674,396
Series 2024-PJ7, Class B4, 6.70%, 11/25/2054 (a)(b)	1,529,000	1,326,172
Series 2024-PJ8, Class B5, 6.91%, 02/25/2055 (a)(b)	1,262,000	1,122,650
Series 2024-PJ8, Class B6, 6.91%, 02/25/2055 (a)(b)	1,734,641	1,218,646
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061 (a)(b)	1,500,000	1,318,276
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	998,290	965,545
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.40%, 06/25/2029 (a)(b)	21,186	20,546
Series 2019-INV3, Class B5, 4.35%, 05/25/2050 (a)(b)	1,647,178	1,465,185
Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(b)	334,790	298,435
Series 2020-4, Class B2, 3.64%, 11/25/2050 (a)(b)	1,159,316	1,027,612
Series 2023-6, Class B4, 6.19%, 12/26/2053 (a)(b)	519,900	440,092
Series 2023-7, Class B4, 6.23%, 02/25/2054 (a)(b)	1,035,500	839,015
Series 2024-1, Class B6, 5.64%, 06/25/2054 (a)(b)	2,285,608	1,511,667
Series 2024-10, Class B4, 6.99%, 03/25/2055 (a)(b)	3,532,026	3,366,995
Series 2024-10, Class B5, 6.99%, 03/25/2055 (a)(b)	1,421,000	1,231,157
Series 2024-9, Class B5, 7.01%, 02/25/2055 (a)(b)	1,339,000	1,166,082
Series 2025-CES2, Class M1, 6.24%, 06/25/2055 (a)(c)	1,500,000	1,530,235
L Street Securities, Series 2015-WF1, Class 1M2, 9.72% (30 day avg SOFR US + 5.36%), 11/25/2025 (a)	28,106	28,526
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75%, 07/25/2061 (a)(c)	956,629	972,751
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052 (a)(b)	411,381	352,620
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	376,634	331,473
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.56%, 09/25/2053 (a)(b)	1,198,000	1,025,856
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032 (a)(c)	969,818	973,206
New Residential Mortgage Loan Trust
Series 2017-5A, Class B4, 6.30%, 06/25/2057 (a)(b)	256,848	254,555
Series 2019-2A, Class B6, 4.75%, 12/25/2057 (a)(b)	1,428,036	1,076,736
Oaktown Re, Series 2021-2, Class M1B, 7.25% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	1,765,418	1,785,944
Onslow Bay Mortgage Loan Trust
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059 (a)(b)	74,427	73,848
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (a)(b)	1,552,259	1,264,382
PMT Loan Trust, Series 2024-INV2, Class A1, 6.00%, 12/25/2059 (a)(b)	722,687	732,177
Pretium Mortgage Credit Partners LLC
Series 2024-NPL3, Class A2, 10.04%, 04/27/2054 (a)(c)	1,000,000	1,007,500
Series 2024-NPL4, Class A1, 7.00%, 07/25/2054 (a)(c)	927,464	940,524
Series 2024-NPL6, Class A1, 5.93%, 10/25/2054 (a)(c)	919,372	925,559
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a)(c)	949,806	959,143
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069 (a)(c)	1,500,000	1,394,898
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (a)	200,000	194,133
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a)(c)	385,319	385,388
Series 2022-NQM1, Class B1, 5.42%, 08/25/2067 (a)(b)	1,500,000	1,474,741
Series 2024-1, Class A1, 6.96%, 02/25/2029 (a)(c)	437,776	447,018
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(c)	842,896	861,220
Series 2024-2, Class A2, 10.04%, 03/25/2029 (a)(c)	1,500,000	1,545,618
Series 2024-3, Class A2, 9.56%, 05/25/2029 (a)(c)	1,000,000	1,019,585
Series 2024-5, Class A1, 5.69%, 09/25/2029 (a)(c)	451,689	457,496
Series 2024-7, Class A1, 5.87%, 11/25/2029 (a)(c)	907,553	911,193
Series 2024-RCF1, Class M1, 4.00%, 01/25/2054 (a)(c)	250,000	236,595
Series 2024-RCF2, Class A3, 3.75%, 03/25/2054 (a)(c)	2,000,000	1,880,512
Series 2024-RCF4, Class M1, 4.00%, 07/25/2054 (a)(c)	1,850,000	1,729,719
Series 2025-2, Class A1, 6.47%, 05/25/2030 (a)(c)	1,500,000	1,515,630
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.85% (30 day avg SOFR US + 3.50%), 09/25/2034 (a)	500,000	505,892
Series 2024-1, Class M2, 8.35% (30 day avg SOFR US + 4.00%), 09/25/2034 (a)	1,000,000	1,034,918
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051 (a)(b)	500,000	330,100
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	2,512,858	2,203,771
Rithm Capital Corp.
Series 2015-1A, Class B6, 5.21%, 05/28/2052 (a)(b)	854,388	620,258
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039 (a)	700,000	667,447
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050 (a)(b)	158,748	155,770
Series 2023-FIG3, Class A, 7.07%, 08/25/2053 (a)(b)	724,669	743,364
Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	1,526,736	1,580,813
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030 (a)(c)	3,127,275	3,142,392
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030 (a)(c)	500,000	500,491
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048 (a)(b)	167,570	151,143
Series 2023-2, Class B4, 5.02%, 03/25/2053 (a)(b)	1,409,916	1,255,591
Series 2023-4, Class B4, 6.11%, 11/25/2053 (a)(b)	1,443,304	1,295,511
Series 2024-2, Class B4, 6.26%, 03/25/2054 (a)(b)	1,439,301	1,316,858
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061 (a)(b)	1,484,971	1,240,179
Series 2021-2, Class A1, 1.74%, 12/25/2061 (a)(b)	354,302	299,886
Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(b)	571,864	488,453
Series 2021-2, Class B2, 4.04%, 12/25/2061 (a)(b)	910,000	621,021
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049 (a)(b)	500,000	466,031
Series 2021-1, Class B1, 3.52%, 05/25/2065 (a)(b)	600,000	514,291
Series 2021-3, Class M1, 2.49%, 06/25/2056 (a)(b)	1,000,000	745,821
Series 2022-3, Class A3, 4.16%, 03/25/2067 (a)(b)	961,510	901,592
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.35%, 10/25/2057 (a)(b)	3,000,000	2,111,562
Series 2018-5, Class B3, 3.49%, 07/25/2058 (a)(b)	2,000,000	1,382,128
Series 2019-1, Class B2, 3.46%, 03/25/2058 (a)(b)	2,000,000	1,461,668
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(b)	2,000,000	1,856,326
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038 (a)	200,000	193,444
VCAT Asset Securitization LLC, Series 2025-NPL1, Class A1, 5.88%, 01/25/2055 (a)(c)	461,837	461,819
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066 (a)(b)	1,926,000	1,503,927
Series 2021-3, Class B2, 3.96%, 06/25/2066 (a)(b)	1,257,000	911,935
Series 2021-3, Class M1, 2.40%, 06/25/2066 (a)(b)	1,500,000	1,115,334
Series 2021-4, Class A3, 1.35%, 07/25/2066 (a)(b)	612,428	502,194
Series 2021-6, Class M1, 2.94%, 10/25/2066 (a)(b)	290,000	212,295
Series 2021-7, Class B1, 4.14%, 10/25/2066 (a)(b)	400,000	307,280
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(b)	2,128,957	2,003,172
Series 2022-4, Class B1, 4.77%, 04/25/2067 (a)(b)	2,000,000	1,796,058
Series 2022-7, Class B1, 5.34%, 07/25/2067 (a)(b)	1,100,000	1,091,846
Series 2022-7, Class B2, 5.34%, 07/25/2067 (a)(b)	1,325,000	1,304,184
Series 2022-8, Class A3, 6.13%, 09/25/2067 (a)(c)	312,413	314,246
Series 2022-INV1, Class B1, 5.80%, 08/25/2067 (a)(b)	1,500,000	1,488,720
Series 2022-INV1, Class B2, 5.80%, 08/25/2067 (a)(b)	2,730,000	2,669,945
Series 2023-1, Class A2, 6.56%, 12/25/2067 (a)(c)	424,178	432,958
Series 2023-INV1, Class A2, 6.56%, 02/25/2068 (a)(c)	474,984	484,016
Series 2023-INV1, Class M1, 7.50%, 02/25/2068 (a)(b)	126,000	129,104
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054 (a)(b)	1,000,000	1,061,192
Series 2024-CES2, Class A3, 5.91%, 10/25/2054 (a)(c)	500,000	498,454
Series 2024-CES2, Class B1, 7.50%, 10/25/2054 (a)(b)	1,000,000	1,032,202
Series 2024-CES3, Class B1, 7.83%, 01/25/2055 (a)(b)	1,250,000	1,259,884
Series 2025-CES1, Class B1, 0.00%, 04/25/2055 (a)(b)	4,181,000	4,165,321
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $146,794,846)		147,568,816

RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 22.3%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QG4323, 6.00%, 06/01/2053	1,232,366	1,253,781
Pool QI2043, 6.00%, 03/01/2054	949,211	966,594
Pool QI4343, 4.50%, 04/01/2054	2,919,306	2,792,139
Pool QJ0865, 5.50%, 08/01/2054	1,048,288	1,045,498
Pool QJ6384, 5.50%, 10/01/2054	4,989,836	4,976,553
Pool QJ6482, 5.00%, 10/01/2054	486,113	475,305
Pool QJ7063, 5.50%, 10/01/2054	2,484,332	2,485,483
Pool QJ7675, 6.00%, 11/01/2054	2,873,858	2,918,409
Pool QJ7677, 5.50%, 11/01/2054	2,483,810	2,481,855
Pool QX0791, 5.50%, 12/01/2054	2,206,032	2,209,120
Pool QX1669, 5.00%, 12/01/2054	993,575	981,732
Pool RA4179, 2.50%, 12/01/2050	4,814,213	4,010,440
Pool RA7673, 4.50%, 07/01/2052	855,179	816,857
Pool RJ1366, 5.00%, 04/01/2054	962,557	940,856
Pool RJ1430, 6.00%, 05/01/2054	898,088	911,449
Pool SD2500, 5.00%, 03/01/2053	1,331,348	1,301,332
Pool SD5007, 5.00%, 09/01/2053	1,010,704	989,813
Pool SD5143, 6.00%, 04/01/2054	891,909	906,850
Pool SD5709, 6.00%, 07/01/2054	932,613	951,441
Pool SD6195, 5.00%, 10/01/2053	900,901	885,095
Pool SD6585, 5.50%, 10/01/2054	3,718,718	3,714,217
Pool SD6591, 5.00%, 10/01/2054	2,357,189	2,304,046
Pool SD7029, 5.00%, 12/01/2054	2,967,708	2,930,478
Pool SD8331, 5.50%, 06/01/2053	845,922	845,785
Pool SD8383, 5.50%, 12/01/2053	895,094	892,152
Pool SL0079, 5.00%, 02/01/2055	3,981,985	3,910,060
Federal National Mortgage Association
Pool 000TBA, 5.00%, 05/15/2041	5,000,000	4,895,253
Pool BR0948, 2.00%, 04/01/2051	3,122,595	2,478,541
Pool BW5186, 5.00%, 11/01/2052	871,224	852,672
Pool CB3000, 2.00%, 12/01/2051	5,099,751	4,041,522
Pool DB3770, 5.50%, 05/01/2054	977,327	974,725
Pool DC1302, 5.00%, 08/01/2054	988,989	973,182
Pool DC3426, 5.00%, 09/01/2054	988,314	967,886
Pool DC5739, 5.50%, 11/01/2054	1,494,715	1,493,071
Pool FA0161, 5.50%, 12/01/2054	942,365	941,035
Pool FS2078, 3.50%, 06/01/2052	4,137,046	3,748,413
Pool FS4653, 5.50%, 05/01/2053	1,218,930	1,217,644
Pool FS6738, 5.00%, 09/01/2053	2,357,295	2,315,802
Pool FS7280, 5.00%, 03/01/2053	903,712	885,597
Pool FS7798, 6.00%, 06/01/2054	937,224	953,510
Pool FS8870, 5.00%, 09/01/2053	2,808,209	2,757,184
Pool FS9192, 3.00%, 07/01/2052	3,855,778	3,341,097
Pool FS9409, 5.50%, 10/01/2054	5,715,363	5,718,010
Pool MB0302, 5.50%, 02/01/2055	1,995,209	1,988,651
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	821,907	804,886
Pool MA8570, 5.50%, 01/20/2053	5,062,927	5,053,996
Pool MA8725, 5.00%, 03/20/2053	421,908	413,171
Pool MA8727, 6.00%, 03/20/2053	633,550	640,228
Pool MA9018, 6.00%, 07/20/2053	706,373	713,819
Pool MA9106, 5.50%, 08/20/2053	2,900,465	2,895,349
Pool MA9305, 5.50%, 11/20/2053	639,673	638,545
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $100,436,795)		100,601,129

ASSET-BACKED SECURITIES - 18.8%	Par	Value
Automobile - 10.8%
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028 (a)	1,500,000	1,437,864
Series 2023-2A, Class D, 7.26%, 10/20/2027 (a)	1,500,000	1,500,774
Series 2023-7A, Class D, 7.31%, 08/21/2028 (a)	1,000,000	1,002,183
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030 (a)	2,000,000	2,183,924
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028 (a)	3,676,410	3,532,627
Series 2023-N2, Class E, 9.94%, 04/10/2030 (a)	1,000,000	1,052,192
Series 2023-N3, Class E, 9.49%, 09/10/2030 (a)	1,000,000	1,049,481
Series 2024-P2, Class D, 6.10%, 06/10/2031	375,000	385,184
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	497,034
CPS Auto Trust
Series 2022-C, Class E, 9.08%, 04/15/2030 (a)	1,000,000	1,043,698
Series 2022-D, Class E, 12.12%, 06/17/2030 (a)	1,000,000	1,100,793
Series 2024-A, Class E, 8.42%, 08/15/2031 (a)	5,200,000	5,369,079
Series 2024-B, Class E, 8.36%, 11/17/2031 (a)	1,000,000	1,031,919
Series 2024-C, Class E, 8.04%, 03/15/2032 (a)	500,000	512,067
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	300,000	292,437
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	3,000,000	2,913,329
Series 2022-5A, Class E, 10.45%, 04/15/2030 (a)	1,000,000	1,053,222
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	1,000,000	1,076,245
Series 2024-1A, Class E, 7.89%, 08/15/2031 (a)	1,000,000	1,021,644
Series 2024-2A, Class E, 7.98%, 10/15/2031 (a)	1,354,000	1,385,435
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	1,255,000	1,277,831
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	1,414,000	1,408,848
FHF Trust, Series 2024-3A, Class D, 6.01%, 12/15/2031 (a)	1,000,000	1,000,949
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030 (a)	1,000,000	1,118,029
Series 2023-3A, Class E, 9.27%, 08/15/2030 (a)	1,500,000	1,599,663
Series 2023-4A, Class E, 9.72%, 08/15/2030 (a)	1,000,000	1,083,292
Hertz Global Holdings, Inc.
Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	1,000,000	951,176
Series 2022-2A, Class D, 5.16%, 06/26/2028 (a)	1,000,000	943,242
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class D, 9.60% (30 day avg SOFR US + 5.25%), 05/20/2032 (a)	321,958	327,068
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028 (a)	778,244	781,892
Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.99% (30 day avg SOFR US + 2.65%), 11/15/2027 (a)	500,000	501,819
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	250,000	253,926
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	480,996	483,372
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028 (a)	25,000	25,348
Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	300,000	306,479
Series 2024-2A, Class E, 6.75%, 11/17/2031 (a)	750,000	733,234
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032 (a)	276,609	282,244
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032 (a)	1,500,000	1,547,354
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031 (a)	870,544	880,621
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	145,688	146,155
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	329,773	330,402
Tricolor Auto Securitization Trust
Series 2023-1A, Class E, 13.45%, 06/15/2028 (a)	200,000	211,156
Series 2023-1A, Class F, 16.00%, 06/17/2030 (a)	800,000	843,939
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028 (a)	881,702	862,023
US Auto Funding Trust, Series 2022-1A, Class A, 3.98%, 10/15/2025 (a)	22,126	21,961
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028 (a)	680,000	701,686
Series 2024-1, Class D, 9.87%, 05/15/2031 (a)	500,000	528,418
		48,593,258

Consumer - 6.3%
ACHV ABS Trust, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (a)	600,000	600,854
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029 (a)	1,000,000	1,010,604
Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	201,279
Series 2024-A, Class E, 9.17%, 02/15/2029 (a)	200,000	202,121
Series 2024-B, Class E, 7.35%, 09/15/2029 (a)	1,000,000	975,598
Aqua Finance Trust, Series 2021-A, Class C, 3.14%, 07/17/2046 (a)	180,000	162,390
Bankers Healthcare Group, Inc.
Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	800,000	822,268
Series 2024-1CON, Class D, 8.00%, 04/17/2035 (a)	200,000	206,549
Foundation Finance Trust, Series 2021-1A, Class D, 4.96%, 05/15/2041 (a)	78,035	74,923
GreenSky Home Improvement Trust, Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	500,000	505,809
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029 (a)	228,440	221,664
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	100,000	23,870
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,636,000	2,660,763
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	3,000,000	3,050,807
Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	3,500,000	3,537,321
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045 (a)	100,000	98,039
Series 2023-1A, Class C, 11.24%, 03/20/2045 (a)	100,000	97,408
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031 (a)	906,863	889,306
Series 2022-3, Class C, 10.15%, 01/08/2030 (a)	30,098	30,142
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	8,805	8,616
Series 2021-5, Class C, 3.93%, 08/15/2029 (a)	141,417	137,457
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	2,284,107	2,235,840
Series 2022-2, Class C, 7.50%, 01/15/2030 (a)	499,970	494,799
Series 2023-8, Class C, 9.54%, 06/16/2031 (a)	621,378	638,497
Series 2024-11, Class E, 10.33%, 07/15/2032 (a)	799,908	793,806
Series 2024-7, Class D, 10.90%, 12/15/2031 (a)	466,392	481,654
Series 2024-9, Class E, 10.11%, 03/15/2032 (a)	599,908	596,249
Series 2025-1, Class E, 10.08%, 07/15/2032 (a)	1,000,000	980,630
Series 2025-3, Class D, 6.99%, 12/15/2032 (a)	300,000	301,425
Series 2025-3, Class E, 12.63%, 12/15/2032 (a)	250,000	251,048
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039 (a)	300,000	306,980
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029 (a)	500,000	524,887
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	203,259
Series 2024-A, Class E, 10.18%, 08/15/2028 (a)	200,000	204,247
Reach Financial LLC
Series 2022-2A, Class C, 8.40%, 05/15/2030 (a)	40,361	40,512
Series 2024-2A, Class D, 8.83%, 07/15/2031 (a)	600,000	615,112
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	200,000	192,585
Series 2024-A, Class C, 7.28%, 08/20/2032 (a)	400,000	409,892
Series 2024-A, Class D, 9.49%, 08/20/2032 (a)	250,000	256,798
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	300,000	305,742
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	750,605	732,196
Series 2023-1, Class C, 11.10%, 02/20/2033 (a)	300,000	306,268
Series 2025-1, Class B, 6.33%, 04/20/2035 (a)	2,080,000	2,071,948
		28,462,162

Credit Card - 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030 (a)	500,000	501,152

Equipment - 1.6%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030 (a)	2,000,000	2,061,790
Series 2024-1A, Class E, 7.82%, 08/20/2031 (a)	900,000	894,137
Series 2024-2A, Class E, 9.04%, 07/20/2032 (a)	2,000,000	2,059,902
Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (a)	1,500,000	1,499,920
Series 2024-RVM1, Class E, 8.42%, 01/22/2046 (a)	500,000	498,911
		7,014,660

Solar - 0.0%(d)
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (a)	156,320	141,792
Series 2023-2GS, Class B, 7.80%, 05/20/2055 (a)	100,000	64,777
		206,569
TOTAL ASSET-BACKED SECURITIES (Cost $84,391,370)		84,777,801

CORPORATE OBLIGATIONS - 7.9%	Par	Value
Basic Materials - 0.7%
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031 (a)	100,000	103,672
Barrick International Barbados Corp., 6.35%, 10/15/2036 (a)	100,000	107,087
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	300,000	294,987
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (a)	100,000	96,419
7.00%, 03/15/2032 (a)	350,000	329,257
Consolidated Energy Finance SA
6.50%, 05/15/2026 (a)	100,000	96,499
12.00%, 02/15/2031 (a)	100,000	90,273
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	200,000	193,496
First Quantum Minerals Ltd., 8.00%, 03/01/2033 (a)	300,000	297,189
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	99,806
Hecla Mining Co., 7.25%, 02/15/2028	100,000	100,347
Magnera Corp., 4.75%, 11/15/2029 (a)	280,000	244,348
Mercer International, Inc., 5.13%, 02/01/2029	100,000	82,386
Methanex Corp., 5.25%, 12/15/2029	100,000	95,094
Mosaic Co., 5.63%, 11/15/2043	100,000	94,731
NOVA Chemicals Corp., 8.50%, 11/15/2028 (a)	100,000	105,517
Nucor Corp., 5.10%, 06/01/2035	150,000	147,288
Nutrien Ltd., 2.95%, 05/13/2030	150,000	138,552
Olin Corp., 6.63%, 04/01/2033 (a)	100,000	95,010
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	300,000	303,287
		3,115,245

Communications - 0.4%
AT&T, Inc., 4.90%, 08/15/2037	100,000	94,535
Cars.com, Inc., 6.38%, 11/01/2028 (a)	300,000	294,993
Comcast Corp., 6.50%, 11/15/2035	100,000	110,832
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027 (a)	100,000	96,739
10.00%, 02/15/2031 (a)	200,000	189,548
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	100,000	99,980
Gray Media, Inc., 5.38%, 11/15/2031 (a)	200,000	119,508
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	149,090
Univision Communications, Inc.
6.63%, 06/01/2027 (a)	100,000	96,859
8.00%, 08/15/2028 (a)	200,000	194,460
Verizon Communications, Inc., 4.27%, 01/15/2036	200,000	183,605
		1,630,149

Consumer, Cyclical - 0.8%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	100,000	94,840
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	100,000	87,847
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	98,989
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	270,000	249,526
6.50%, 02/15/2032 (a)	100,000	100,610
Carnival Corp.
6.00%, 05/01/2029 (a)	100,000	99,518
6.13%, 02/15/2033 (a)	100,000	99,217
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	300,000	316,793
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	200,000	204,706
Clarios Global LP / Clarios US Finance Co., 6.75%, 02/15/2030 (a)	300,000	305,490
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	94,697
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	100,539
LCM Investments Holdings LLC, 8.25%, 08/01/2031 (a)	100,000	104,691
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	200,000	185,929
Lowe's Cos., Inc., 5.15%, 07/01/2033	150,000	150,759
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	146,468
NCL Corp. Ltd., 6.25%, 03/01/2030 (a)	200,000	195,273
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	150,000	147,132
Phinia, Inc.
6.75%, 04/15/2029 (a)	100,000	101,192
6.63%, 10/15/2032 (a)	100,000	98,239
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	105,623
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	125,000	124,155
Saks Global Enterprises LLC, 11.00%, 12/15/2029 (a)	50,000	30,383
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	150,000	151,287
STL Holding Co. LLC, 8.75%, 02/15/2029 (a)	100,000	101,676
		3,495,579

Consumer, Non-cyclical - 1.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	600,000	600,228
Agilent Technologies, Inc., 4.75%, 09/09/2034	150,000	144,358
Amgen, Inc., 5.25%, 03/02/2033	150,000	151,628
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	200,000	202,454
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	50,000	49,669
Baxter International, Inc., 2.54%, 02/01/2032	150,000	128,245
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	100,000	99,972
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	90,404
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,979
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	179,116
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	94,708
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (a)	100,000	102,505
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	146,465
DaVita, Inc., 6.88%, 09/01/2032 (a)	250,000	252,600
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	100,000	93,263
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	300,000	305,716
8.63%, 05/15/2032 (a)	100,000	102,218
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	200,000	209,626
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	100,000	104,993
Global Payments, Inc., 5.40%, 08/15/2032	100,000	99,507
HCA, Inc., 5.45%, 09/15/2034	100,000	99,274
Herc Holdings, Inc., 6.63%, 06/15/2029 (a)	500,000	494,533
Hertz Global Holdings, Inc., 12.63%, 07/15/2029 (a)	50,000	48,681
J.M. Smucker Co., 6.20%, 11/15/2033	200,000	213,459
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	143,000	155,141
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	203,212
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,796
Kroger Co., 5.00%, 09/15/2034	100,000	98,053
Mars, Inc., 5.20%, 03/01/2035 (a)	200,000	200,870
Medline Borrower LP, 5.25%, 10/01/2029 (a)	100,000	95,062
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	100,000	99,314
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	79,911
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	150,000	142,176
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	200,000	198,660
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	101,055
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	100,000	99,126
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	300,000	293,354
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	73,516
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	100,000	93,042
The Campbell's Co., 5.40%, 03/21/2034	100,000	100,872
TreeHouse Foods, Inc., 4.00%, 09/01/2028	100,000	89,827
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	96,448
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	150,000	152,055
US Foods, Inc., 7.25%, 01/15/2032 (a)	100,000	104,736
VT Topco, Inc., 8.50%, 08/15/2030 (a)	360,000	377,095
Williams Scotsman, Inc., 6.63%, 04/15/2030 (a)	200,000	203,831
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	175,361
		7,445,114

Diversified - 0.1%
Stena International SA, 7.25%, 01/15/2031 (a)	300,000	296,423

Energy - 1.0%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	200,000	206,663
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032 (a)	200,000	202,285
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 04/01/2027 (a)	36,000	35,984
6.63%, 09/01/2032 (a)	100,000	99,544
Aris Water Holdings LLC, 7.25%, 04/01/2030 (a)	100,000	99,327
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028 (a)	100,000	89,594
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	150,000	118,548
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	100,339
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	50,000	45,330
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	98,508
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028 (a)	100,000	100,161
8.75%, 05/01/2031 (a)	100,000	101,951
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	104,706
EnLink Midstream Partners LP, 6.05%, 09/01/2033	100,000	102,648
Genesis Energy LP / Genesis Energy Finance Corp.
8.25%, 01/15/2029	50,000	50,864
8.00%, 05/15/2033	150,000	145,701
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	40,000	42,255
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	200,000	202,694
Hess Corp., 7.13%, 03/15/2033	100,000	112,386
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	94,635
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	100,000	97,808
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	200,000	184,075
MPLX LP, 5.00%, 03/01/2033	100,000	96,676
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	200,000	164,036
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	200,000	176,717
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	150,000	148,445
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	300,000	212,656
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	300,000	275,924
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030 (a)	100,000	93,216
Targa Resources Corp., 6.50%, 03/30/2034	100,000	105,147
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	100,000	101,067
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	35,000	30,116
8.38%, 06/01/2031 (a)	100,000	96,529
Warrior Met Coal, Inc., 7.88%, 12/01/2028 (a)	108,000	109,071
Western Midstream Operating LP, 6.15%, 04/01/2033	150,000	151,616
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	100,000	91,750
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	102,305
		4,391,277

Financial - 1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	150,000	141,717
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (a)	150,000	148,796
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	200,000	199,491
American Tower Corp., 5.55%, 07/15/2033	150,000	153,617
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (a)	100,000	101,300
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	208,688
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	100,000	103,967
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	201,886
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	300,000	294,926
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	97,847
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	102,454
EZCORP, Inc., 7.38%, 04/01/2032 (a)	275,000	288,582
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	200,000	204,952
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	100,000	101,957
8.38%, 04/01/2032 (a)	100,000	97,902
GGAM Finance Ltd.
8.00%, 02/15/2027 (a)	100,000	102,755
6.88%, 04/15/2029 (a)	100,000	102,371
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	300,000	299,288
goeasy Ltd., 7.63%, 07/01/2029 (a)	300,000	302,734
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	176,444
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034 (a)	100,000	96,121
HAT Holdings I LLC / HAT Holdings II LLC, 3.75%, 09/15/2030 (a)	100,000	87,960
Jane Street Group / JSG Finance, Inc., 6.13%, 11/01/2032 (a)	100,000	98,377
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	250,000	245,182
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (a)	120,000	125,902
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	322,312
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	192,610
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	200,000	192,576
Macquarie Airfinance Holdings Ltd.
8.13%, 03/30/2029 (a)	100,000	104,664
6.50%, 03/26/2031 (a)	100,000	102,804
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	302,530
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (a)	200,000	207,679
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	101,271
OneMain Finance Corp.
5.38%, 11/15/2029	100,000	95,719
4.00%, 09/15/2030	300,000	266,352
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	200,000	205,068
PennyMac Financial Services, Inc., 5.75%, 09/15/2031 (a)	125,000	119,182
PHH Corp., 9.88%, 11/01/2029 (a)	200,000	193,670
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	300,000	305,876
PRA Group, Inc., 5.00%, 10/01/2029 (a)	100,000	91,207
Radian Group, Inc., 6.20%, 05/15/2029	250,000	258,246
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	100,000	99,766
Starwood Property Trust, Inc., 6.00%, 04/15/2030 (a)	150,000	148,411
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	200,000	208,414
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	204,763
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (a)	100,000	96,945
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	200,000	183,215
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	100,000	101,813
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	304,193
		8,494,502

Industrial - 1.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	100,000	101,642
Amphenol Corp., 5.25%, 04/05/2034	150,000	153,576
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	100,617
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	200,000	204,345
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	300,000	293,053
Builders FirstSource, Inc., 6.38%, 03/01/2034 (a)	100,000	99,378
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	81,468
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	200,000	204,663
Coherent Corp., 5.00%, 12/15/2029 (a)	300,000	287,627
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	202,803
CSX Corp., 6.15%, 05/01/2037	100,000	107,351
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030 (a)	100,000	104,642
5.88%, 04/15/2033 (a)	200,000	191,581
GATX Corp., 5.50%, 06/15/2035	150,000	148,823
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	100,000	101,445
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (a)	175,000	159,939
Knife River Corp., 7.75%, 05/01/2031 (a)	100,000	104,705
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	146,068
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	92,208
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	350,000	348,004
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	200,000	200,923
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	200,000	187,084
RTX Corp., 6.10%, 03/15/2034	150,000	161,315
Sealed Air Corp., 6.50%, 07/15/2032 (a)	150,000	152,686
Seaspan Corp., 5.50%, 08/01/2029 (a)	100,000	91,382
Sensata Technologies, Inc., 3.75%, 02/15/2031 (a)	200,000	175,117
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	300,000	293,458
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	200,000	202,669
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	95,415
Waste Management, Inc., 4.88%, 02/15/2034	150,000	150,746
XPO, Inc., 7.13%, 06/01/2031 (a)	100,000	102,468
		5,047,201

Technology - 0.2%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	98,172
Fiserv, Inc., 5.63%, 08/21/2033	150,000	152,877
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	98,344
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	85,657
Oracle Corp., 3.90%, 05/15/2035	150,000	133,042
Roper Technologies, Inc., 1.75%, 02/15/2031	150,000	126,823
VMware LLC, 2.20%, 08/15/2031	150,000	127,601
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	100,000	100,563
		923,079

Utilities - 0.1%
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	100,000	99,923
Pike Corp., 8.63%, 01/31/2031 (a)	50,000	52,517
Vistra Operations Co. LLC
7.75%, 10/15/2031 (a)	50,000	52,902
6.88%, 04/15/2032 (a)	200,000	207,319
6.00%, 04/15/2034 (a)	100,000	101,102
		513,763
TOTAL CORPORATE OBLIGATIONS (Cost $35,302,475)		35,352,332

COLLATERALIZED LOAN OBLIGATIONS - 7.7%	Par	Value
Anchorage Credit Funding Ltd.
Series 2016-3A, Class A2R, 6.64% (3 mo. Term SOFR + 2.36%), 01/28/2039 (a)	1,275,000	1,275,644
Series 2019-9A, Class BR, 3.05%, 10/25/2037 (a)	1,000,000	924,941
Apidos CLO Ltd., Series 2023-46A, Class E, 12.23% (3 mo. Term SOFR + 7.95%), 10/24/2036 (a)	1,000,000	1,007,237
Babson CLO Ltd., Series 2023-1A, Class E, 12.27% (3 mo. Term SOFR + 8.00%), 04/20/2036 (a)	1,000,000	1,005,474
Benefit Street Partners CLO Ltd., Series 2015-8A, Class CR, 7.28% (3 mo. Term SOFR + 3.01%), 01/20/2031 (a)	1,550,000	1,541,771
Blackstone, Inc., Series 2018-1A, Class C, 6.29% (3 mo. Term SOFR + 2.01%), 04/17/2030 (a)	1,750,000	1,742,685
Carbone CLO LLC, Series 2017-1A, Class C, 7.13% (3 mo. Term SOFR + 2.86%), 01/20/2031 (a)	2,000,000	1,998,792
Carlyle Global Market Strategies
Series 2023-2A, Class E, 12.44% (3 mo. Term SOFR + 8.17%), 07/20/2036 (a)	1,000,000	1,005,536
Series C17A, Class CR, 7.34% (3 mo. Term SOFR + 3.06%), 04/30/2031 (a)	1,000,000	999,417
Cerberus Loan Funding LP
Series 2023-1A, Class C, 8.66% (3 mo. Term SOFR + 4.40%), 03/22/2035 (a)	1,500,000	1,507,951
Series 2023-2A, Class D2, 0.00% (3 mo. Term SOFR + 8.50%), 07/15/2035 (a)	1,900,000	1,928,500
Fortress Credit Opportunities, Series 2025-29A, Class D, 7.82% (3 mo. Term SOFR + 3.50%), 04/20/2033 (a)	2,500,000	2,490,625
Golub Capital Partners CLO Ltd., Series 2023-69A, Class C, 8.30% (3 mo. Term SOFR + 4.00%), 11/09/2036 (a)	3,000,000	3,013,737
KKR CLO Trust, Series 2023-52A, Class E, 13.07% (3 mo. Term SOFR + 8.81%), 07/16/2036 (a)	2,500,000	2,511,255
Oaktree CLO Ltd., Series 2023-2A, Class D, 9.72% (3 mo. Term SOFR + 5.45%), 07/20/2036 (a)	1,000,000	1,003,664
OCP CLO Ltd., Series 2023-28A, Class E, 12.66% (3 mo. Term SOFR + 8.40%), 07/16/2036 (a)	1,000,000	1,005,683
Park Blue CLO Ltd., Series 2023-3A, Class E, 12.07% (3 mo. Term SOFR + 7.80%), 04/20/2036 (a)	1,000,000	1,006,659
Pikes Peak CLO Ltd., Series 2023-14A, Class E, 12.85% (3 mo. Term SOFR + 8.58%), 04/20/2036 (a)	400,000	403,582
Romark CLO Ltd., Series 2018-1A, Class B1, 6.08% (3 mo. Term SOFR + 1.81%), 04/20/2031 (a)	2,255,000	2,252,774
Sycamore Tree CLO Ltd., Series 2024-5A, Class E, 11.76% (3 mo. Term SOFR + 7.49%), 04/20/2036 (a)	2,000,000	1,999,164
Symphony CLO Ltd., Series 2022-34A, Class ER, 12.43% (3 mo. Term SOFR + 8.15%), 07/24/2036 (a)	1,250,000	1,255,623
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.12% (3 mo. Term SOFR + 2.85%), 07/20/2032 (a)	2,500,000	2,493,568
Voya CLO Ltd., Series 2018-1A, Class C, 7.13% (3 mo. Term SOFR + 2.86%), 04/19/2031 (a)	250,000	246,058
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $34,927,962)		34,620,340

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%	Par	Value
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 6.56% (1 mo. Term SOFR + 2.24%), 05/17/2041 (a)	800,000	793,890
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 7.21% (1 mo. Term SOFR + 2.89%), 07/15/2041 (a)	500,000	500,147
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2029 (a)	250,000	258,146
Banc of America Re-Remic Trust
Series 2024-NASH, Class A, 6.32% (1 mo. Term SOFR + 2.00%), 05/15/2039 (a)	600,000	596,039
Series 2024-NASH, Class C, 7.82% (1 mo. Term SOFR + 3.50%), 05/15/2039 (a)	200,000	198,488
Series 2024-NASH, Class D, 9.17% (1 mo. Term SOFR + 4.85%), 05/15/2039 (a)	100,000	99,236
Series 2025-ASHF, Class C, 7.32% (1 mo. Term SOFR + 3.00%), 02/15/2042 (a)	750,000	753,737
BX Trust
Series 2024-AIRC, Class C, 6.91% (1 mo. Term SOFR + 2.59%), 08/15/2039 (a)	291,216	292,926
Series 2024-BIO, Class C, 6.96% (1 mo. Term SOFR + 2.64%), 02/15/2041 (a)	200,000	198,622
Series 2024-BIO, Class D, 7.96% (1 mo. Term SOFR + 3.64%), 02/15/2041 (a)	200,000	198,584
Series 2024-KING, Class D, 6.81% (1 mo. Term SOFR + 2.49%), 05/15/2034 (a)	493,503	495,785
Series 2024-PALM, Class D, 6.96% (1 mo. Term SOFR + 2.64%), 06/15/2037 (a)	259,615	259,699
Series 2024-VLT4, Class E, 7.21% (1 mo. Term SOFR + 2.89%), 07/15/2029 (a)	200,000	195,521
Series 2024-VLT4, Class F, 8.26% (1 mo. Term SOFR + 3.94%), 07/15/2029 (a)	500,000	501,031
Series 2025-BIO3, Class D, 7.19%, 02/10/2042 (a)(b)	750,000	744,261
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 7.21% (1 mo. Term SOFR + 2.89%), 06/15/2041 (a)	1,500,000	1,495,066
Computershare Corporate Trust
Series 2024-1CHI, Class D, 6.93%, 07/15/2035 (a)(b)	300,000	302,707
Series 2024-1CHI, Class E, 7.83%, 07/15/2035 (a)(b)	200,000	201,732
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.30%, 06/10/2037 (a)(b)	400,000	408,717
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.29%, 04/13/2040 (a)(b)	500,000	509,685
Series 2024-HLTN, Class D, 7.98%, 04/13/2040 (a)(b)	300,000	309,665
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030 (a)(b)	2,901,568	2,909,605
Hilton USA Trust
Series 2024-ORL, Class C, 6.76% (1 mo. Term SOFR + 2.44%), 05/15/2037 (a)	200,000	200,713
Series 2024-ORL, Class D, 7.51% (1 mo. Term SOFR + 3.19%), 05/15/2037 (a)	200,000	201,054
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.66% (1 mo. Term SOFR + 3.34%), 06/15/2041 (a)	300,000	292,512
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.47%, 05/10/2039 (a)(b)	300,000	309,642
Series 2024-T53, Class F, 12.32%, 05/10/2039 (a)(b)	100,000	103,476
ICNQ 2024-MF Mortgage Trust, Series 2024-MF, Class E, 6.56%, 12/10/2034 (a)(b)	750,000	757,004
Jackson Park Trust, Series 2019-LIC, Class E, 3.35%, 10/14/2039 (a)(b)	750,000	640,098
LBA Trust
Series 2024-BOLT, Class E, 8.01% (1 mo. Term SOFR + 3.69%), 06/15/2039 (a)	1,000,000	1,004,908
Series 2024-BOLT, Class F, 8.76% (1 mo. Term SOFR + 4.44%), 06/15/2039 (a)	300,000	301,450
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029 (a)	297,259	311,883
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032 (a)	300,000	260,311
TX Trust, Series 2024-HOU, Class D, 7.56% (1 mo. Term SOFR + 3.24%), 06/15/2039 (a)	200,000	200,062
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038 (a)(b)	1,500,000	1,490,038
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.88%, 08/10/2031 (a)(b)	276,545	266,649
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,346,636)		18,563,089

EXCHANGE TRADED FUNDS - 2.2%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	62,300	4,896,780
SPDR Bloomberg High Yield Bond ETF	51,200	4,849,152
TOTAL EXCHANGE TRADED FUNDS (Cost $9,546,644)		9,745,932

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.3%	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.05% (30 day avg SOFR US + 3.70%), 02/25/2044 (a)	1,000,000	1,035,509
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 7.90% (30 day avg SOFR US + 3.55%), 08/25/2042 (a)	500,000	522,215
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,563)		1,557,724

COMMON STOCKS - 0.0%(d)	Shares	Value
Energy - 0.0%(d)
Enviva Escrow (e)(f)	150,000	0
Enviva LLC (f)	5,458	84,599
		84,599
TOTAL COMMON STOCKS (Cost $183,056)		84,599

SHORT-TERM INVESTMENTS - 7.5%	Shares	Value
Money Market Funds - 7.5%
First American Government Obligations Fund - Class U, 4.27% (g)	33,659,469	33,659,469
TOTAL SHORT-TERM INVESTMENTS (Cost $33,659,469)		33,659,469

TOTAL INVESTMENTS - 103.6% (Cost $465,085,816)		466,531,231
Liabilities in Excess of Other Assets - (3.6)%		(16,023,289)
TOTAL NET ASSETS - 100.0%		$450,507,942
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate TBA – To be Announced

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2025, the value of these securities total $308,981,910 or 68.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2025.

(c)	Step coupon bond. The rate disclosed is as of April 30, 2025.
(d)	Represents less than 0.05% of net assets.
(e)
As of April 30, 2025, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined significant unobservable inputs.

(f)	Non-income producing security.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Angel Oak Income ETF
Schedule of Open Futures Contracts
April 30, 2025 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(221)	06/30/2025	$(24,132,164)	$(145,516)

The average monthly notional value of short futures contracts during the period ended April 30, 2025, was ($24,943,014).

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund record its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$–	$147,568,816	$–	$147,568,816
Residential Mortgage-Backed Securities – U.S. Government Agency	–	100,601,129	–	100,601,129
Asset-Backed Securities	–	84,777,801	–	84,777,801
Corporate Obligations	–	35,352,332	–	35,352,332
Collateralized Loan Obligations	–	34,620,340	–	34,620,340
Commercial Mortgage-Backed Securities	–	18,563,089	–	18,563,089
Exchange Traded Funds	9,745,932	–	–	9,745,932
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	1,557,724	–	1,557,724
Common Stocks	–	84,599	0	84,599
Short-Term Investments	33,659,469	–	–	33,659,469
Total	$43,405,401	$423,125,830	$0	$466,531,231
Other Financial Instruments
Liabilities
Futures Contracts*	$(145,516)	$–	$–	$(145,516)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of April 30, 2025, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.